                                                U.S. SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C.  20549

                                          FORM 24F-2
                                                     ANNUAL NOTICE OF SECURITES SOLD
                                              PURSUANT TO RULE 24F-2

                                               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares, Inc.
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                                           [  ]

iShares MSCI All Country World Minimum Volatility Index Fund
iShares MSCI Australia Index Fund
iShares MSCI Austria Investable Market Index Fund
iShares MSCI Belgium Investable Market Index Fund
iShares MSCI Brazil Index Fund
iShares MSCI BRIC Index Fund
iShares MSCI Canada Index Fund
iShares MSCI Chile Investable Market Index Fund
iShares MSCI Emerging Markets Asia Index Fund
iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund
iShares MSCI Emerging Markets Eastern Europe Index Fund
iShares MSCI Emerging Markets EMEA Index Fund
iShares MSCI Emerging Markets Energy Sector Capped Index Fund
iShares MSCI Emerging Markets Growth Index Fund
iShares MSCI Emerging Markets Index Fund
iShares MSCI Emerging Markets Minimum Volatility Index Fund
iShares MSCI Emerging Markets Small Cap Index Fund
iShares MSCI Emerging Markets Value Index Fund
iShares MSCI EMU Index Fund
iShares MSCI France Index Fund
iShares MSCI Germany Index Fund
iShares MSCI Global Agriculture Producers Fund
iShares MSCI Global Energy Producers Fund
iShares MSCI Global Gold Miners Fund
iShares MSCI Global Select Metals & Mining Producers Fund
iShares MSCI Global Silver Miners Fund
iShares MSCI Hong Kong Index Fund
iShares MSCI Israel Capped Investable Market Index Fund
iShares MSCI Italy Index Fund
iShares MSCI Japan Index Fund
iShares MSCI Japan Small Cap Index Fund
iShares MSCI Malaysia Index Fund
iShares MSCI Mexico Investable Market Index Fund
iShares MSCI Netherlands Investable Market Index Fund
iShares MSCI Pacific ex-Japan Index Fund
iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund
iShares MSCI South Korea Index Fund
iShares MSCI Spain Index Fund
iShares MSCI Sweden Index Fund
iShares MSCI Switzerland Index Fund
iShares MSCI Taiwan Index Fund
iShares MSCI Thailand Investable Market Index Fund
iShares MSCI Turkey Investable Market Index Fund
iShares MSCI United Kingdom Index Fund
iShares MSCI USA Index Fund
iShares MSCI World Index Fund

3.  Investment Company Act File Number:  811-09102

     Securities Act File Number:  033-97598

 4(a).  Last day of fiscal year for which this Form is filed:  08/31/12

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
           Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                                                                                      $18,789,590,941

     (ii)  Aggregate price of securities redeemed
             or repurchased during the fiscal year:                                                                           $20,466,785,243

     (iii) Aggregate price of securities redeemed
             or repurchased during any PRIOR fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                                                                                                               $600,739,960

     (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                                                                                              $21,067,525,203

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                                                                                                   $0

  (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is

            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                                                                                              $2,277,934,262

     (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                                                                                                   x  .00011460

     (viii)  Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter “0” if no fee
                is due):                                                                                                                                  = $0
------------
------------
 6.  Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
          deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer’s fiscal year (see Instruction D):                                                                   N/A

 8.  Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                                                                                                  = $0

 9.  Date the registration fee and any interest payment was sent to the
       Commission’s lockbox depository:                                                                                             N/A

CIK: 0000930667

     Method of Delivery:

[ ]  Wire Transfer
[ ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John Battista
John Battista
Assistant Treasurer

Date:  September 27, 2012

*Please print the name and title of the signing officer below the signature.